Tax, Unrecognised Deferred Tax Assets and Liabilities (Details) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets	$ 198,504	$ 62,403
Carry forward revenue losses	393,800	327,600
Carry forward capital losses	22,500	22,500
Expiring between 2037 and 2045 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets	363,500
Expiring between 2037 to 2044 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets		290,600
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets	91,929	1,810
Tax losses - capital [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets	6,703	6,736
Tax losses - revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets	$ 99,872	$ 53,857